Supplementary Financial Information (Schedule Of Operating Lease, Third Party Joint Project And Other Obligations) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating lease liabilities (Notes 1 and 7)	$ 133	$ 124
Investment tax credits	4	5
Third-party joint project obligation (Note 3)		100
Customer deposits—noncurrent	30
Other	64	76
Total operating lease, third-party joint project and other obligations	$ 231	$ 305